PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Loans and interest receivables from producers of TV series and films	$ 3,425,343	$ 2,515,208
Rental deposits and prepaid rental expenses	3,268,366	3,221,226
Prepaid film costs on behalf of other investors	2,979,982	7,491,375
Amounts due from third parties	2,365,514	4,050,954
Prepaid film costs	2,327,129	2,844,172
Promotion and print costs paid on behalf of film producers	952,593	744,561
Advances to employees	724,893	733,430
Prepaid advertising expenses	454,412	770,760
Deposits paid for acquisition of property and equipment	194,527	248,975
Interests receivable	63,415	52,034
Prepaid business tax	4,015	90,468
Other prepaid expenses	565,602	566,099
Total	17,325,791	23,329,262
Loans and interest receivables
Fixed rate of returns on loans and interest receivables (as a percent)			7.20%	20.00%
Allowance for doubtful accounts on loans and interest receivables	147,782	0
Allowance for doubtful accounts on promotion and print costs paid on behalf of film producers	$ 4,852	$ 0